Document and Entity Information	6 Months Ended
Mar. 31, 2014
Document And Entity Information
Entity Registrant Name	AEOLUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001261734
Document Type	POS AM
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company